Prudential Investments LLC
                               100 Mulberry Street
                              Gateway Center Three
                          Newark, New Jersey 07102-3777

                                                                     May 2, 2002

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

         RE: The Prudential Variable Contract Account-11 (the "Fund") Registration Nos. 2-76581
                                    811-03422

Dear Sir/Madam:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Fund does not differ from that contained in Post-Effective Amendment No. 37 to the Fund's registration statement. Post-Effective Amendment No. 37 to the Fund's registration statement was filed electronically via EDGAR on April 30, 2002.

     Please call the undersigned at (973) 802-6469 with any questions you may have.


                                              Very truly yours,


                                              /S/ JONATHAN D. SHAIN
                                              ----------------------------------
                                              Jonathan D. Shain
                                              Vice President & Corporate Counsel